Capitalized Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Schedule of interest expense

For the periods reported, interest incurred, capitalized, and expensed was as follows:

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Related party interest pushed down	$7,300	$12,081
Other interest incurred	15,972	19,697
Total interest incurred	23,272	31,778

Related party interest capitalized	7,300	12,081
Other interest capitalized	15,972	19,697
Total interest capitalized	23,272	31,778

Previously capitalized related party interest included in cost of sales	$8,653	$7,256
Previously capitalized other interest included in cost of sales	14,925	10,900
Related party interest relieved to equity in earnings (loss) from unconsolidated joint ventures	903	1,630
Other interest relieved to equity in earnings (loss) from unconsolidated joint ventures	12	23
Other interest expensed	11	—
Total interest expense included in pretax income (loss)	$24,504	$19,809

For the periods reported, interest incurred, capitalized, and expensed was as follows:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Related party interest pushed down	$11,115	$16,534	$16,179
Other interest incurred	24,906	24,364	4,323
Total interest incurred	36,021	40,898	20,502

Related party interest capitalized	11,115	16,534	16,179
Other interest capitalized	24,906	24,253	3,678
Total interest capitalized	36,021	40,787	19,857
Interest expensed	$—	$111	645

Previously capitalized related party interest included in cost of sales	$15,646	$9,164	$2,678
Previously capitalized other interest included in cost of sales	24,747	7,135	1,306
Related party interest relieved to equity in net income (loss) of unconsolidated joint ventures	1,908	4,095	—
Other interest relieved to equity in earnings (loss) from unconsolidated joint ventures	26	58	—
Other interest expensed	—	111	645
Total interest expense included in pretax income (loss)	$42,327	$20,563	$4,629